December 21, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds (File Nos. 333–16093 and 811–07923) Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing pursuant to Rule 497 under the Securities Act of 1933, revised information regarding a new sub-adviser for the Trust’s City National Rochdale Emerging Markets Fund in interactive data format.

Please call the undersigned at (714) 830-0679 with any comments or questions relating to the filing.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee